Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies:

Nature of Operations and Customer Concentration

HopFed Bancorp, Inc. (the Corporation) is a bank holding company incorporated in the state of Delaware and headquartered in Hopkinsville, Kentucky. The Corporation’s principal business activities are conducted through its wholly-owned subsidiary, Heritage Bank USA, Inc. (the Bank), a Kentucky state chartered commercial bank engaged in the business of accepting deposits and providing mortgage, consumer, construction and commercial loans to the general public through its retail banking offices. The Bank’s business activities are primarily limited to western Kentucky and middle and western Tennessee. The Bank is subject to competition from other financial institutions. Deposits at the Bank are insured up to the applicable limits by the Federal Deposit Insurance Corporation (FDIC).

As part of the enactment of the Dodd-Frank Financial Reform Act of 2010, the Corporation and Bank’s former regulator, the Office of Thrift Supervision, was eliminated on July 21, 2011. Prior to June 5, 2013, the Bank was subject to comprehensive regulation, examination and supervision by the Office of Comptroller of the Currency (OCC) and the FDIC. After June 5, 2013, the Bank’s legal name was changed to Heritage Bank USA, Inc. and the Bank was granted a Kentucky commercial bank charter and is now supervised by the Kentucky Department of Financial Institutions (“KDFI”) and the Federal Deposit Insurance Corporation (“FDIC”). Supervision of the Corporation continues to be conducted by the Federal Reserve Bank of Saint Louis (“FED”).

A substantial portion of the Bank’s loans are secured by real estate in the western Kentucky and middle and west Tennessee markets. In addition, foreclosed real estate is located in this same market. Accordingly, the ultimate ability to collect on a substantial portion of the Bank’s loan portfolio and the recovery of a substantial portion of the carrying amount of foreclosed real estate is susceptible to changes in local market conditions.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and the Bank (collectively the Company) for all periods. Significant inter-company balances and transactions have been eliminated in consolidation.

Accounting

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America and conform to general practices in the banking industry.

The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity (VIE) under accounting principles generally accepted in the United States. Voting interest entities in which the total equity investment is a risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decision about the entity’s activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, VIE’s are entities in which it has all, or at least a majority of, the voting interest. A controlling financial interest in a VIE is present when an enterprise has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The subsidiaries, HopFed Capital Trust I and Fort Webb LP, LLC are VIEs for which the Company is not the primary beneficiary. Accordingly, these accounts are not included in the Company’s consolidated financial statements.

The Company has evaluated subsequent events for potential impact and disclosure through the issue date of these consolidated financial statements.

Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated balance sheets and revenues and expenses for each year. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowances for loan losses and foreclosed real estate, management obtains independent appraisals for significant collateral.

Cash and Cash Equivalents

Cash and cash equivalents are defined as cash on hand, amounts due on demand from commercial banks, interest-earning deposits in other financial institutions and federal funds sold with maturities of three months or less. The Company is required to maintain reserve funds in either cash on hand or on deposit with the Federal Reserve Bank. At December 31, 2015, the Company’s reserve requirement was met to available cash on hand.

Securities

The Company reports debt, readily-marketable equity, mortgage-backed and mortgage related securities in one of the following categories: (i) “trading” (held for current resale) which are to be reported at fair value, with unrealized gains and losses included in earnings; and (ii) “available for sale” (all other debt, equity, mortgage-backed and mortgage related securities) which are to be reported at fair value, with unrealized gains and losses reported net of tax as a separate component of stockholders’ equity. At the time of new security purchases, a determination is made as to the appropriate classification. Realized and unrealized gains and losses on trading securities are included in net income. Unrealized gains and losses on securities available for sale are recognized as direct increases or decreases in stockholders’ equity, net of any tax effect. Cost of securities sold is recognized using the specific identification method. Interest income on securities is recognized as earned. The Company purchases many agency bonds at either a premium or discount to its par value. Premiums and discounts on agency bonds are amortized using the net interest method. For callable bonds purchased at a premium, the premium is amortized to the first call date. If the bond is not called on that date, the premium is fully amortized and the Company recognizes an increase in the net yield of the investment. The Company has determined that callable bonds purchased at a premium have a high likelihood of being called, and the decision to amortize premiums to their first call is a more conservative method of recognizing income and any variance from amortizing to contractual maturity is not material to the consolidated financial statements. For agency bonds purchased at a discount, the discount is accreted to the final maturity date. For callable bonds purchased at discount and called before maturity, the Company recognizes a gain on the sale of securities. The Company amortizes premiums and accretes discounts on mortgage back securities and collateralized mortgage obligations based on the securities three month average prepayment speed.

Other Than Temporary Impairment

A decline in the fair value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount to fair value. To determine whether impairment is other-than-temporary, management considers whether the entity expects to recover the entire amortized cost basis of the security by reviewing the present value of the future cash flows associated with the security. The shortfall of the present value of the cash flows expected to be collected in relation to the amortized cost basis is referred to as a credit loss. If a credit loss is identified, management then considers whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery. If management concludes that it is not more-likely-than-not that it will be required to sell the security, then the security is not other-than-temporarily impaired and the shortfall is recorded as a component of equity. If the security is determined to be other-than-temporarily impaired, the credit loss is recognized as a charge to earnings and a new cost basis for the security is established.

Other Securities

Other securities which are not actively traded and may be restricted, such as Federal Home Loan Bank (FHLB) stock are recognized at cost, as the value is not considered impaired.

Loans Receivable

Loans receivable are stated at unpaid principal balances, less the allowance for loan losses and deferred loan cost. The Statement of Financial Accounting Standards ASC 310-20, Nonrefundable Fees and Other Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases, requires the recognition of loan origination fee income over the life of the loan and the recognition of certain direct loan origination costs over the life of the loan. Uncollectible interest on loans that are contractually past due is charged off, or an allowance is established based on management’s periodic evaluation. The Company charges off loans after, in management’s opinion, the collection of all or a large portion of the principal or interest is not collectable. The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received while the loan is classified as non-accrual, when the loan is ninety days past due. Loans may be returned to accrual status when all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment within an acceptable period of time, and there is a sustained period of repayment performance by the borrower in accordance with the contractual terms of interest and principal.

The Company provides an allowance for loan losses and includes in operating expenses a provision for loan losses determined by management. Management’s periodic evaluation of the adequacy of the allowance is based on the Company’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, and current economic conditions. Management’s estimate of the adequacy of the allowance for loan loss can be classified as either a reserve for currently classified loans or estimates of future losses in the current loan portfolio.

Loans are considered to be impaired when, in management’s judgment, principal or interest is not collectible according to the contractual terms of the loan agreement. When conducting loan evaluations, management considers various factors such as historical loan performance, the financial condition of the borrower and adequacy of collateral to determine if a loan is impaired. Impaired loans and loans classified as Troubled Debt Restructurings (“TDR’s”) may be classified as either substandard or doubtful and reserved for based on individual loans risk for loss. Loans not considered impaired may be classified as either special mention or watch and may have an allowance established for it. Typically, unimpaired classified loans exhibit some form of weakness in either industry trends, collateral, or cash flow that result in a default risk greater than that of the Company’s typical loan. All classified amounts include all unpaid interest and fees as well as the principal balance outstanding.

The measurement of impaired loans generally may be based on the present value of future cash flows discounted at the historical effective interest rate. However, the majority of the Company’s problem loans become collateral dependent at the time they are judged to be impaired. Therefore, the measurement of impaired requires the Company to obtain a new appraisal to obtain the fair value of the collateral. The appraised value is then discounted to an estimated of the Company’s net realizable value, reducing the appraised value by the amount of holding and selling cost. When the measured amount of an impaired loan is less than the recorded investment in the loan, the impairment is recorded as a charge to income and a valuation allowance, which is included as a component of the allowance for loan losses. For loans not individually evaluated, management considers the Company’s recent charge off history, the Company’s current past due and non-accrual trends, banking industry trends and both local and national economic conditions when making an estimate as to the amount to reserve for losses. Management believes it has established the allowance in accordance with accounting principles generally accepted in the United States of America and has taken into account the views of its regulators and the current economic environment.

Loans held for sale

Mortgage loans originated and intended for sale are carried at the lower of cost or estimated fair value as determined on a loan-by-loan basis. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. Realized gains and losses are recognized when legal title to the loans has been transferred to the purchaser and sales proceeds have been received and are reflected in the accompanying consolidated statement of operations in gains on mortgage loans sold, net of related costs such as compensation expenses. The Company does not securitize mortgage loans and maintains a very small percentage of servicing on loans sold.

Fixed Rate Mortgage Originations

The Company operates a mortgage division that originates mortgage loans in the name of assorted investors, including Federal Home Loan Mortgage Corporation (Freddie Mac). Originations for Freddie Mac are sold through the Bank while originations to other investors are processed for a fee. On a limited basis, loans sold to Freddie Mac may result in the Bank retaining loan servicing rights. In recent years, customers have chosen lower origination rates over having their loan locally serviced; thereby limiting the amount of new loans sold with servicing retained. At December 31, 2015, the Bank maintained a servicing portfolio of one to four family real estate loans of approximately $22.8 million. For the years ended December 31, 2015, December 31, 2014, and December 31, 2013, the Bank has reviewed the value of the servicing asset as well as the operational cost associated with servicing the portfolio. The Bank has determined that the values of its servicing rights are not material to the Company’s consolidated financial statements.

Real Estate and Other Assets Owned

Assets acquired through, or in lieu of, loan foreclosure or repossession carried at the lower of cost or fair value less selling expenses. Costs of improving the assets are capitalized, whereas costs relating to holding the property are expensed. Management conducts periodic valuations (no less than annually) and any adjustments to value are recognized in the current period’s operations.

Brokered Deposits

The Company may choose to attract deposits from several sources, including using outside brokers to assist in obtaining time deposits using national distribution channels. Brokered deposits offer the Company an alternative to Federal Home Loan Bank advances and local retail time deposits

Repurchase Agreements

The Company sells investments from its portfolio to business and municipal customers with a written agreement to repurchase those investments on the next business day. The repurchase product gives business customers the opportunity to earn income on liquid cash reserves. These funds are overnight borrowings of the Company secured by Company assets and are not FDIC insured.

Treasury Stock

The Company may occasional purchase its own common stock either in open market transactions or privately negotiated transactions. The value of the Company’s common stock held in treasury is listed at cost.

Unearned ESOP Shares

The Company offers an Employee Stock Ownership Plan (“ESOP”) to the employees of the Company. The unearned portion of common stock of the Company held in the ESOP Trust is recorded on the balance sheet at cost. Common stock is released from the ESOP Trust to the Company’s employees as the Bank makes payments on the loan to the Corporation on behalf of the ESOP Trust.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes. Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities and unrealized appreciation (depreciation) on available-for-sale securities for which a portion of an other than temporary impairment has been recognized in income.

Revenue Recognition

Mortgage loans held for sale are generally delivered to secondary market investors under best efforts sales commitments entered into prior to the closing of the individual loan. Loan sales and related gains or losses are recognized at settlement. Loan fees earned for the servicing of secondary market loans are recognized as earned.

Interest income on loans receivable is reported on the interest method. Interest income is not reported when full loan repayment is in doubt, typically when the loan is impaired, placed in non-accrual status, or payments are past due more than 90 days. Interest earned as reported as income is reversed on any loans classified as non-accrual or past due more than 90 days. Interest may continue to accrue on loans over 90 days past due if they are well secured and in the process of collection.

Income Taxes

Income taxes are accounted for through the use of the asset and liability method. Under the asset and liability method, deferred taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates would be recognized in income in the period that includes the enactment date. The Company files its federal and Kentucky income tax returns as well as its Kentucky and Tennessee franchise and excise tax returns on a consolidated basis with its subsidiaries. All taxes are accrued on a separate entity basis.

Operating Segments

The Company’s continuing operations include one primary segment, retail banking. The retail banking segment involves the origination of commercial, residential and consumer loans as well as the collections of deposits in eighteen branch offices.

Premises and Equipment

Land, land improvements, buildings, and furniture and equipment are carried at cost, less accumulated depreciation and amortization. Buildings and land improvements are depreciated generally by the straight-line method, and furniture and equipment are depreciated under various methods over the estimated useful lives of the assets. The Company capitalizes interest expense on construction in process at a rate equal to the Company’s cost of funds. The estimated useful lives used to compute depreciation are as follows:

Land improvements	5-15 years
Buildings	40 years
Furniture and equipment	5-15 years

Intangible Assets

The core deposit intangible asset related to the middle Tennessee acquisition of June 2006 is amortized using the sum of the year’s digits method over an estimated period of nine years. At December 31, 2015, the core deposit intangible was fully amortized.

Bank Owned Life Insurance

Bank owned life insurance policies (BOLI) are recorded at the cash surrender value or the amount to be realized upon current redemption. The realization of the redemption value is evaluated for each insuring entity that holds insurance contracts annually by management.

Advertising

The Company expenses the production cost of advertising as incurred.

Financial Instruments

The Company has entered into off-balance-sheet financial instruments consisting of commitments to extend credit and commercial letters of credit. Such financial instruments are recorded in the consolidated financial statements when they are funded or related fees are incurred or received.

Derivative Instruments

Under guidelines ASC 815, Accounting for Derivative Instruments and Hedging Activities, as amended, all derivative instruments are required to be carried at fair value on the consolidated balance sheet. ASC 815 provides special hedge accounting provisions, which permit the change in fair value of the hedge item related to the risk being hedged to be recognized in earnings in the same period and in the same income statement line as the change in the fair value of the derivative.

A derivative instrument designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges under ASC 815. Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Cash value hedges are accounted for by recording the fair value of the derivative instrument and the fair value related to the risk being hedged of the hedged asset or liability on the consolidated balance sheet with corresponding offsets recorded in the consolidated balance sheet. The adjustment to the hedged asset or liability is included in the basis of the hedged item, while the fair value of the derivative is recorded as a freestanding asset or liability. Actual cash receipts or payments and related amounts accrued during the period on derivatives included in a fair value hedge relationship are recorded as adjustments to the income or expense recorded on the hedged asset or liability.

Under both the fair value and cash flow hedge methods, derivative gains and losses not effective in hedging the change in fair value or expected cash flows of the hedged item are recognized immediately in the income statement. At the hedge’s inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values or cash flows of the derivative instrument has been highly effective in offsetting changes in the fair values or cash flows of the hedged items and whether they are expected to be highly effective in the future. If it is determined a derivative instrument has not been, or will not continue to be highly effective as a hedge, hedged accounting is discontinued. ASC 815 basis adjustments recorded on hedged assets and liabilities are amortized over the remaining life of the hedged item beginning no later than when hedge accounting ceases. There were no fair value hedging gains or losses, as a result of hedge ineffectiveness, recognized for the years ended December 31, 2015, December 31, 2014, and December 31, 2013, respectively.

Fair Values of Financial Instruments

ASC 825, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. Accordingly, such estimates involve uncertainties and matters of judgment and therefore cannot be determined with precision. ASC 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following are the more significant methods and assumptions used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents approximate those assets’ fair values, because they mature within 90 days or less and do not present credit risk concerns.

Interest earning deposits

The carrying amounts reported in the consolidated balance sheets for interest earning deposits approximate those assets’ fair values, because they are considered overnight deposits and may be withdrawn at any time without penalty and do not present credit risk concerns.

Available-for-sale securities

Fair values for investment securities available-for-sale are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments provided by a third party pricing service. The Company reviews all securities in which the book value is greater than the market value for impairment that is other than temporary. For securities deemed to be other than temporarily impaired, the Company reduces the book value of the security to its market value by recognizing an impairment charge on its income statement.

Loans held for sale

Mortgage loans originated and intended to be sold are carried at the lower of cost or estimated fair value as determined on a loan by loan basis. Gains or losses are recognized at the time of ownership transfer. Net unrealized losses, if any, are recognized through a valuation allowance and charged to income.

Loans receivable

The fair values for of fixed-rate loans and variable rate loans that re-price on an infrequent basis is estimated using discounted cash flow analysis which considers future re-pricing dates and estimated repayment dates, and further using interest rates currently being offered for loans of similar type, terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics. The estimated fair value of variable-rate loans that re-price frequently and with have no significant change in credit risk is approximately the carrying value of the loan.

Letters of credit

The fair value of standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counter parties drawing on such financial instruments and the present creditworthiness of such counter parties. Such commitments have been made on terms which are competitive in the markets in which the Company operates, thus, the fair value of standby letters of credit equals the carrying value for the purposes of this disclosure.

Accrued interest receivable

Fair value is estimated to approximate the carrying amount because such amounts are expected to be received within 90 days or less and any credit concerns have been previously considered in the carrying value.

Repurchase agreements

Overnight repurchase agreements have a fair value at book, given that they mature overnight. The fair values for of longer date repurchase agreements is estimated using discounted cash flow analysis which considers the current market pricing for repurchase agreements of similar final maturities and collateral requirements.

Bank owned life insurance

The fair value of bank owned life insurance is the cash surrender value of the policy less redemption charges. By surrendering the policy, the Company is also subject to federal income taxes on all earnings previously recognized.

Deposits

The fair values disclosed for deposits with no stated maturity such as demand deposits, interest-bearing checking accounts and savings accounts are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The fair values for certificates of deposit and other fixed maturity time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on such type accounts or similar accounts to a schedule of aggregated contractual maturities or similar maturities on such time deposits.

Advances from the Federal Home Loan Bank (FHLB)

The fair value of these advances is estimated by discounting the future cash flows of these advances using the current rates at which similar advances or similar financial instruments could be obtained.

FHLB stock

The fair value of FHLB stock is recognized at cost.

Subordinated debentures

The book value of subordinated debentures is cost. The subordinated debentures re-price quarterly at a rate equal to three month libor plus 3.10%.

Treasury Stock

The book value of treasury stock is cost and includes acquisition fees, if any.

Unearned ESOP Shares

The book value of unearned ESOP shares is cost.

Off-Balance-Sheet Instruments

Off-balance-sheet lending commitments approximate their fair values due to the short period of time before the commitment expires.

Dividend Restrictions

The Company is not permitted to pay a dividend to common shareholders if it fails to make a quarterly interest payment to the holders of the Company’s subordinated debentures. Furthermore, the Bank may be restricted in the payment of dividends to the Corporation by the KDFI or FDIC. Any restrictions imposed by either regulator would effectively limit the Company’s ability to pay a dividend to its common stockholders as discussed in Note 17. At December 31, 2015, there were no such restrictions. At December 31, 2015, the Corporation has approximately $2.1 million in cash on hand available to pay common dividends and repurchase treasury stock as outlined in Note 20. At December 31, 2015, the Bank may not pay an additional cash dividend to the Company without regulatory approval.

Earnings Per Share

Earnings per share (EPS) consists of two separate components, basic EPS and diluted EPS. Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding for each period presented. Diluted EPS is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding plus dilutive common stock equivalents (CSE). CSE consists of dilutive stock options granted through the Company’s stock option plan. Restricted stock awards represent future compensation expense and are dilutive. Common stock equivalents which are considered anti-dilutive are not included for the purposes of this calculation. Common stock warrants issued in December 2008 and all stock options outstanding are currently anti-dilutive and are not included for the purposes of this calculation.

Stock Compensation

The Company utilized the Black-Sholes valuation model to determine the fair value of stock options on the date of grant. The model derives the fair value of stock options based on certain assumptions related to the expected stock prices volatility, expected option life, risk-free rate of return and the dividend yield of the stock. The expected life of options granted is estimated based on historical employee exercise behavior. The risk free rate of return coincides with the expected life of the options and is based on the ten year Treasury note rate at the time the options are issued. The historical volatility levels of the Company’s common stock are used to estimate the expected stock price volatility. The set dividend yield is used to estimate the expected dividend yield of the stock.

Effect of New Accounting Pronouncements

ASU 2015-01, “Income Statement - Extraordinary and Unusual Items (Subtopic 225-20) – Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items.” ASU 2015-01 eliminates from U.S. GAAP the concept of extraordinary items, which, among other things, required an entity to segregate extraordinary items considered to be unusual and infrequent from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. ASU 2015-01 is effective for the Company beginning January 1, 2016, though early adoption is permitted. The Company does not anticipate that the implementation of ASU 2015-01 will have a significant impact on the Company’s Consolidated Financial Statements.

ASU No. 2015-02, “Amendments to the Consolidation Analysis.”This ASU affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments: (1) Modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (“VIEs”) or voting interest entities; (2) Eliminate the presumption that a general partner should consolidate a limited partnership; (3) Affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and (4) Provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. ASU No. 2015-02 is effective for interim and annual reporting periods beginning after December 15, 2015. The Company does not anticipate that the provisions of ASU No. 2015-02 will have a material impact on the Company’s Consolidated Financial Statements.

In May 2014, the FASB issued new guidance related to Revenue from Contracts with Customers. This guidance supersedes the revenue recognition requirements in Accounting Standards Codification Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Accounting Standards Codification. The guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. This guidance is effective for interim and annual reporting periods beginning after December 15, 2016; however, the FASB has agreed to a one year deferral of the effective date to December 15, 2017. The Company is currently evaluating this guidance to determine the impact on its consolidated financial statements.

On June 12, 2014, the FASB issued ASU 2014-11, which makes limited amendments to the guidance in ASC 860 on accounting for certain repurchase agreements (“repos”). ASU 2014-11 requires entities to account for repurchase-to-maturity transactions as secured borrowings (rather than as sales with forward repurchase agreements), (2) eliminates accounting guidance on linked repurchase financing transactions, and (3) expands disclosure requirements related to certain transfers of financial assets that are accounted for as sales and certain transfers (specifically, repos, securities lending transactions, and repurchase-to-maturity transactions) accounted for as secured borrowings. ASU 2014-11 also amends ASC 860 to clarify that repos and securities lending transactions that do not meet all of the de-recognition criteria in ASC 860-10-40-5 should be accounted for as secured borrowings. In addition, the ASU provides examples of repurchase and securities lending arrangements that illustrate whether a transferor has maintained effective control over the transferred financial assets. For public business entities, the accounting changes were effective beginning after January 1, 2015. The implementation of ASU 2014-11 did not have a material impact on the Company’s Consolidated Financial Statements.

In September 2015, the FASB issued Accounting Standards Update No. 2015-16, Simplifying the Accounting for Measurement-Period Adjustments. The guidance in this update eliminates the requirement to restate prior period financial statements for measurement period adjustments. The new guidance requires that the cumulative impact of a measurement period adjustment (including the impact on prior periods) be recognized in the reporting period in which the adjustment is identified. The new guidance is intended to reduce complexity in financial reporting. The elimination of the restatement requirement should simplify financial reporting for many entities. However, recognizing the entire impact of a measurement period adjustment in a single reporting period may introduce earnings volatility and reduce comparability between periods when the adjustments are material. The accounting changes in this update are effective for public companies for annual periods, and the interim periods within those annual periods, beginning after December 15, 2015. Early application is permitted for financial statements that have not been issued. The Company does not anticipate that the implementation of ASU 2015-16 will have a material impact on the Company’s Consolidated Financial Statements.

In January 2014, the FASB issued ASU No. 2014-04, Receivables-Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. These amendments are intended to clarify when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate recognized. The amendments clarify that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: (1) the creditor obtaining legal title to the residential real estate property upon completion of residential foreclosure, or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additional disclosures about such activities are required by these amendments. The amendments in this ASU became effective for public companies for annual periods and interim periods within those annual periods beginning after December 15, 2014. The Company’s implementation of ASU 2014-04 did not have a material impact on the Company’s Consolidated Financial Statements.

ASU 2015-02, “Consolidation (Topic 810) – Amendments to the Consolidation Analysis.” ASU 2015-02 implements changes to both the variable interest consolidation model and the voting interest consolidation model. ASU 2015-02 (i) eliminates certain criteria that must be met when determining when fees paid to a decision maker or service provider do not represent a variable interest, (ii) amends the criteria for determining whether a limited partnership is a variable interest entity and (iii) eliminates the presumption that a general partner controls a limited partnership in the voting model. ASU 2015-02 will be effective on January 1, 2016 and is not expected to have a significant impact on the Company’s financial statements.

ASU 2015-03, “Interest – Imputation of Interest (Subtopic 835-30) – Simplifying the Presentation of Debt Issuance Costs.” ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in ASU 2015-03. ASU 2015-03 will be effective on January 1, 2016, though early adoption is permitted. ASU 2015-03 is not expected to have a significant impact on the Company’s financial statements.

ASU 2015-15, “Interest – Imputation of Interest (Subtopic 835-30) – Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements. Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting.” ASU 2015-15 adds SEC paragraphs pursuant to an SEC Staff Announcement that given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. ASU 2015-15 is not expected to have a significant impact on the Company’s financial statements.

ASU 2016-1, “No. 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. ASU 2016-1, among other things, (i) requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income, (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, (iii) eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet, (iv) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, (v) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, (vi) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements and (viii) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale. ASU 2016-1 will be effective on January 1, 2018, and is not expected to have a significant impact on the Company’s financial statements.

ASU 2015-05, “Intangibles – Goodwill and Other—Internal-Use Software (Subtopic 350-40) – Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement.” ASU 2015-05 addresses accounting for fees paid by a customer in cloud computing arrangements such as (i) software as a service, (ii) platform as a service, (iii) infrastructure as a service and (iv) other similar hosting arrangements. ASU 2015-05 provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. ASU 2015-05 will be effective on January 1, 2016 and is not expected to have a significant impact on the Company’s financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards- bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Reclassifications

Certain items in prior financial statements have been reclassified to conform to the current presentation.